Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Leases [Abstract]
Weighted average remaining lease term for operating lease	9 years 8 months 12 days	9 years 8 months 12 days
Weighted average discount rate for operating lease	6.36%	6.36%
Operating lease cost	¥ 52,890	$ 8,106
Short-term lease cost	¥ 3,036	$ 465